Consolidated Balance Sheets (USD $)	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Predecessor [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Predecessor [Member]
Assets
Cash & cash equivalents	$ 123,040,000			$ 143,351,000
Accounts receivable, net of allowance for doubtful accounts of $10,113 and $8,831 at December 31, 2013 and 2012, respectively	140,525,000			138,970,000
Inventories	89,618,000			76,093,000
Prepaid expenses & other current assets	30,056,000			16,115,000
Total current assets	383,239,000			374,529,000
Property, plant & equipment, net	139,670,000			100,391,000
Goodwill	1,002,886,000			476,232,000
Intangible assets, net	683,004,000			251,772,000
Other assets	33,089,000			30,993,000
Total assets	2,241,888,000			1,233,917,000
Liabilities & Stockholders' Equity
Accounts payable	56,156,000			53,416,000
Accrued salaries, wages and employee benefits	22,656,000			14,289,000
Accrued interest	143,000			6,985,000
Current installments of long-term debt	7,958,000			26,819,000
Accrued income taxes payable	6,610,000			4,443,000
Accrued expenses and other current liabilities	25,897,000			22,194,000
Total current liabilities	119,420,000			128,146,000
Long-term debt	744,291,000			693,821,000
Long-term retirement benefits, less current portion	25,129,000			54,207,000
Long-term deferred income taxes	138,273,000			49,411,000
Long-term contingent consideration	34,800,000
Other long-term liabilities	30,387,000			35,895,000
Total liabilities	1,092,300,000			961,480,000
Redeemable 401(k) plan interest	20,972,000
Stockholders' Equity
Preferred shares	0	525,027,000	0
Common shares	0			50,000,000
Additional paid-in capital	1,212,038,000			2,318,000
Accumulated deficit	(194,222,000)			(273,086,000)
Accumulated other comprehensive income (loss)	14,779,000			(30,270,000)
Less: Treasury stock, at stock (856 Predecessor 9% Series A cumulative preferred shares and 417,064 Predecessor common shares at December 31, 2012)				(1,264,000)
Total stockholders equity	1,032,595,000			272,725,000
Non-controlling interests	96,021,000			(288,000)
Total equity	1,128,616,000			272,437,000
Total liabilities, redeemable 401(k) plan interest and stockholders equity	$ 2,241,888,000			$ 1,233,917,000